Segment Information - Summary of Assets by Operating Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 1,649.2	$ 1,687.6	$ 1,956.0	$ 968.9
Intangible assets	2,246.5	2,213.4	$ 2,075.6	$ 894.1
Total	3,895.7	3,901.0
Operating Segments [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	1,649.2	1,687.6
Intangible assets	2,246.5	2,213.4
Total	3,895.7	3,901.0
Operating Segments [member] | Unallocated [member]
Disclosure of geographical areas [line items]
Intangible assets	49.2	76.8
Total	49.2	76.8
Commercial Aviation [Member]
Disclosure of geographical areas [line items]
Property, plant and equipment	542.8	498.2
Intangible assets	1,193.3	1,154.1
Total	1,736.1	1,652.3
Defense & Security [Member]
Disclosure of geographical areas [line items]
Property, plant and equipment	194.3	253.8
Intangible assets	80.3	11.8
Total	274.6	265.6
Executive Aviation [Member]
Disclosure of geographical areas [line items]
Property, plant and equipment	396.5	344.9
Intangible assets	881.3	788.0
Total	1,277.8	1,132.9
Service & support [Member]
Disclosure of geographical areas [line items]
Property, plant and equipment	510.3	589.7
Total	519.3	589.7
Service & support [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Intangible assets	9.0
All Other Segments [Member]
Disclosure of geographical areas [line items]
Property, plant and equipment	5.3
Intangible assets	33.4	182.7
Total	38.7	183.7
All Other Segments [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Property, plant and equipment		1.0
Total reportable Segments [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	1,649.2	1,687.6
Intangible assets	2,197.3	2,136.6
Total	$ 3,846.5	$ 3,824.2